Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Operating losses and tax credit carryforwards	¥ 517,924
Accrued expenses	105,561		¥ 88,137
Inventory write-down	47,508		51,667
Impairment of equity investments	19,673		14,305
Salary and welfare payable			1,890
Allowance for credit losses	61,496		21,890
Net operating loss carry forward			512,781
Employee compensation and benefits	1,850
Lease	177,924		16,170
Less: valuation allowance	(489,080)		(472,332)
Deferred tax assets, net	442,856		234,508
Deferred tax liabilities:
Lease	(158,602)
Intangible assets	(22,981)		(32,783)
Deferred tax liabilities	(181,583)
Net deferred tax liabilities	(22,981)	$ (3,286)	¥ (32,783)
Net deferred tax assets (liabilities)	261,273
lease net	¥ 19,322